Income Taxes - Schedule of Canadian Non-Capital Losses Carried Forward (Details)	Oct. 31, 2024 USD ($)
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	$ 20,281,000
2037 [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	5,000
2038 [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	73,000
2039 [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	71,000
2040 [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	169,000
2041 [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	1,142,000
2042 [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	4,716,000
2043 [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	8,678,000
2044 [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	$ 5,427,000